EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated other comprehensive income - Components (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 30,821,659	$ 39,471,647	$ 35,439,557
Balance	31,520,416	30,821,659	39,471,647
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(988,925)	2,173,950	1,721,191
Current period change	655,171	(1,733,550)	452,759
Realization of OCI to P&L of discontinued operation		(1,429,325)
Realization of OCI	(92,644)
Balance	(426,398)	(988,925)	2,173,950
AOCI related to foreign currency translation differences from hedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	161,023	235,032	(727,703)
Current period change	(36,517)	(266,716)	962,735
Realization of OCI to P&L of discontinued operation		192,707
Balance	124,506	161,023	235,032
AOCI related to revaluation investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Balance	19,481	19,020	14,302
Current period change	557	461	4,718
Realization of OCI	(2,520)
Balance	17,518	19,481	19,020
AOCI related to cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance	5,542	7,938	(42)
Current period change	(47,793)	(2,396)	7,980
Realization of OCI	11,870
Balance	(30,381)	5,542	7,938
AOCI related to foreign currency translation differences from unhedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	288,632	(1,067,581)	(886,783)
Current period change	(409,671)	90,619	(180,798)
Realization of OCI to P&L of discontinued operation		1,265,594
Balance	(121,039)	288,632	(1,067,581)
AOCI related to debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(2,973,226)	(785,731)	560,584
Current period change	1,898,441	(2,088,548)	(1,346,315)
Realization of OCI to P&L of discontinued operation		(98,947)
Realization of OCI	(102,775)
Balance	(1,177,560)	(2,973,226)	(785,731)
AOCI related to equity securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	366,388	805,538	915,935
Current period change	151,517	(439,150)	(110,397)
Realization of OCI	4,866
Balance	522,771	366,388	805,538
Investments in associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Balance	196,228	114,498	115,344
Current period change	(35,892)	66,366	(846)
Realization of OCI to P&L of discontinued operation		15,364
Balance	160,336	196,228	114,498
Actuarial Gains Losses From Defined Benefit Pension Plan
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(27,670)	(123,489)	(185,154)
Current period change	(51,763)	95,819	61,665
Realization of OCI	(4,561)
Balance	(83,994)	(27,670)	(123,489)
Income tax relating to OCI
Disclosure of analysis of other comprehensive income by item [line items]
Balance	974,677	2,968,725	1,914,708
Current period change	(813,708)	809,995	1,054,017
Realization of OCI to P&L of discontinued operation		(2,804,043)
Realization of OCI	476
Balance	$ 161,445	$ 974,677	$ 2,968,725